Business Combinations (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure Of Business Combinations [Line Items]
Components of Purchase Consideration

The purchase consideration comprises of the following:

Cash	10,394
Transfer of right to receive collection from Trade receivables outstanding on transfer date	803
Contingent consideration	576
Total consideration	11,773

Book My Forex Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Price allocation

The purchase price was allocated based on management’s estimates and an independent appraisal of fair values as follows:

Property, plant and equipment	207
Intangible assets*	561
Other non-current assets	745
Current assets and liabilities, net (including cash and cash equivalents of USD 7,000)	7,160
Other non-current liabilities	(229)
Deferred tax liabilities	(140)
Total identifiable net assets acquired	8,304
Non-controlling interest (49%)	(4,069)
Goodwill	3,476
Total purchase price	7,711

* Intangible assets primarily include brand/trade mark and technology related development cost.

Simplotel Technologies Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Price allocation

The purchase price was allocated based on management’s estimates and an independent appraisal of fair values as follows:

Property, plant and equipment	26
Intangible assets*	801
Other non-current assets	219
Current assets and liabilities, net (including cash and cash equivalents of USD 3,159)	3,139
Other non- current liabilities	(67)
Total identifiable net assets acquired	4,118
Non-controlling interest (30.4%) #	(1,761)
Goodwill	5,082
Total purchase price	7,439

* Intangible assets primarily include brand/trade mark and technology related development cost.

# Includes USD 509 towards liability for ESOPs as per Simplotel Plan 2015.

Savaari Car Rentals Private Limited [Member]
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Price allocation

The purchase price was allocated based on management’s estimates and an independent appraisal of fair values as follows:

Property, plant and equipment	142
Intangible assets*	759
Other non-current assets	176
Current assets and liabilities, net (including cash and cash equivalents of USD 369)	697
Other non-current liabilities	(155)
Deferred tax liabilities, net	(152)
Total identifiable net assets acquired	1,467
Non-controlling interest (34%) #	(950)
Goodwill	6,328
Total purchase price	6,845

* Intangible assets primarily include identifiable brand/trade mark and technology related development cost.

# Includes USD 451 towards liability for ESOPs as per Savaari Plan 2013.

Happay [Member]
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Price allocation

The purchase price has been allocated based on management’s estimates and an independent appraisal of fair values as follows:

Property, plant and equipment	63
Intangible assets*	5,702
Current assets and liabilities, net	239
Total identifiable net assets acquired	6,004
Goodwill	5,769
Total purchase price	11,773

* Intangible assets primarily include identifiable brand/trade mark, customer relationship and technology related development costs.